Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Expense (Benefit)
A reconciliation of income tax expense (benefit) at the statutory corporate income tax rate to the income tax expense (benefit) at the Company’s effective income tax rates is as follows (in thousands):

	Year ended December 31,
	2021	2020	2019
Net loss before taxes	$(165,988)	$(166,257)	$(139,008)
U.K. statutory tax rate	19.0%	19.0%	19.0%
Income tax benefit at U.K. statutory tax rate	(31,580)	(31,589)	(26,411)
Tax incentives / credits	(24,023)	(23,076)	(16,312)
Non-deductible expenses	302	797	4,048
Adjustments in respect of prior years	233	(1,088)	96
Operating losses	28,497	28,672	21,643
Tax on property, plant, equipment and intangibles	935	547	267
Other, net	1,727	1,552	1,510
Foreign rate differential	17	22	$—
Total income tax benefit	$(23,892)	$(24,163)	$(15,159)
Current income tax benefit	(23,782)	(22,819)	(14,749)
Deferred income tax benefit	(110)	(1,344)	(410)

Effective rate of income tax	14.4%	14.5%	10.9%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consisted of the following at December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Other differences	$10,909	$14,135
Tax losses	69,642	40,221
Fixed assets	6,779	3,934
Total deferred tax assets	87,330	58,290
Valuation allowances	(85,465)	(56,536)
Net deferred tax asset (liability)	$1,865	$1,754